Stockholders' Equity - Summary of Stock Option Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 29, 2018	Dec. 30, 2017
Time Based Option
Number of options
Outstanding - beginning of period (shares)	5,798,375	5,528,836	5,401,780
Granted (shares)	1,363,822	334,535	225,001
Exercised (shares)	(30,000)	(2,946)	(30,169)
Forfeitures (shares)	(27,635)	(62,050)	(67,776)
Outstanding - end of period (shares)	7,104,562	5,798,375	5,528,836
Total exercisable at end of period (shares)	4,188,061	4,164,077
Weighted- Average Exercise Price
Outstanding - beginning of period (usd per share)	$ 7.53	$ 7.27	$ 7.20
Granted (usd per share)	21.66	11.98	9.06
Number of options vested (shares)		0	0
Exercised (usd per share)	7.13	8.47	7.13
Forfeitures (usd per share)	9.42	8.10	7.37
Outstanding - end of period (usd per share)	$ 10.24	$ 7.53	$ 7.27
Total vested and expected to vest at end of period (shares)	7,004,655	5,683,703
Performance-based options
Number of options
Outstanding - beginning of period (shares)	5,795,330	5,525,860	5,353,473
Granted (shares)	99,788	334,536	225,004
Forfeitures (shares)	(51,775)	(65,066)	(52,617)
Outstanding - end of period (shares)	5,843,343	5,795,330	5,525,860
Weighted- Average Exercise Price
Outstanding - beginning of period (usd per share)	$ 4.40	$ 6.11	$ 5.99
Granted (usd per share)	17.29	11.98	9.06
Number of options vested (shares)		0	0
Forfeitures (usd per share)	5.41	6.81	6.04
Outstanding - end of period (usd per share)	$ 4.61	$ 4.40	$ 6.11
Total vested and expected to vest at end of period (shares)	5,597,528	5,667,722
RSUs
Number of options
Outstanding - beginning of period (shares)	80,820	100,804	54,118
Granted (shares)		34,200	46,686
Vested (shares)		(54,184)
Outstanding - end of period (shares)		80,820	100,804
Weighted- Average Exercise Price
Number of options vested (shares)		$ 0	$ 0
Total vested at end of period (shares)		115,927
Total vested and expected to vest at end of period (shares)		196,745